Supplemental Financial Information (Narrative) (Details) - USD ($)	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014	Feb. 05, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Principal amount directly or indirectly guarantee by subsidiaries	$ 75,000,000
5.60% Senior Notes Due 2015 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	5.60%
6.50% Senior Notes Due 2016 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	6.50%
12.25% Senior Notes Due 2017 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	12.25%
4.75% Senior Notes Due 2017 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	4.75%
6.95% Senior Notes Due 2018 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	6.95%
4.125% Senior Notes Due 2018 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	4.125%	4.125%		4.125%
4.500% Senior Notes Due 2019 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	4.50%		4.50%
4.50% Senior Notes Due 2019 Issued in 2014 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	4.50%
2.75% Convertible Senior Notes Due 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	2.75%						2.75%
3.25% Convertible Senior Notes Due 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	3.25%				3.25%	3.25%
4.750% Senior Notes Due 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	4.75%			4.75%
Letter Of Credit Agreement One [Member]
Condensed Financial Statements, Captions [Line Items]
Line of credit facility, current borrowing capacity	$ 125,000,000
Letter Of Credit Agreement Two [Member]
Condensed Financial Statements, Captions [Line Items]
Line of credit facility, current borrowing capacity	$ 140,000,000